Cover	12 Months Ended
Jul. 31, 2021
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	false
Amendment Description	Amendment No. 1
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jul. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--07-31
Entity File Number	001-40101
Entity Registrant Name	BRIACELL THERAPEUTICS CORP.
Entity Central Index Key	0001610820
Entity Tax Identification Number	47-1099599
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 300 – 235 15th Street
Entity Address, Address Line Two	West Vancouver
Entity Address, City or Town	British Columbia V7T 2X1
Entity Address, Country	CA
Local Phone Number	(604) 921-1810
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BCTX
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase common shares, no par value
Trading Symbol	BCTXW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Paracorp Incorporated
Entity Address, Address Line Two	2804 Gateway Oaks Drive #100
Entity Address, City or Town	Sacramento
Entity Address, Country	CA
Entity Address, Postal Zip Code	95833
Local Phone Number	(888) 280-6563